Financial instruments - Fair values and risk management - Reclassified from OCI to capitalized cost (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Recognized in property plant and equipment - aircraft additions	€ 5.0	€ 59.6
Aircraft purchases contract
Disclosure of detailed information about financial instruments [line items]
Recognized in property plant and equipment - aircraft additions	€ 5.0	€ 59.6